EARNINGS PER ORDINARY SHARE - Calculation of basic, diluted and adjusted earnings per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings
Attributable profit for the year	$ 767	$ 784	$ 410
Adjusted attributable profit (see below)	826	735	761
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	767	784	410
Acquisition-related costs	(10)	9	25
Restructuring and rationalisation expenses		62	65
Amortisation and impairment of acquisition intangibles	140	178	204
Legal and other	(13)	(20)	187
Profit on disposal of business		(326)
US tax reform	(32)
Taxation on excluded items	(26)	48	(130)
Adjusted attributable profit	826	735	761
Legal and other charges	(16)
Net credit			3
Unwinding of discount	5	9	3
Legal and other charges	(16)	(30)	$ 190
Bioventus
Earnings
Attributable profit for the year	1	(21)
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	1	(21)
Adjustment for aborted IPO	5
Metal-on-metal
Attributable profit is reconciled to adjusted attributable profit as follows:
Unwinding of discount	$ 3	$ 5